SIGNIFICANT COMMITMENTS AND AGREEMENTS - Service concession arrangement (Details) - IDR (Rp) Rp in Billions	Mar. 31, 2021	Jun. 22, 2017	Dec. 27, 2011
Service concession arrangement
Percentage of gross revenue to be contributed for united service organization development	1.25%
Telkomsel
Service concession arrangement
Service concession arrangements amount			Rp 261
Compensation receivable		Rp 218
Compensation received		91
Additional payment		Rp 0